SCHEDULE OF PREPAYMENTS AND OTHER RECEIVABLES (Details) - USD ($)	Sep. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Receivables [Abstract]
Prepayment	$ 477,334
Deposit	48,634	155,830	$ 123,965
Receivable of consideration on disposal of subsidiaries	264,290	258,929
Other receivables	293,160	269,402	108,009
Prepayments and other receivables	1,083,418	684,161	231,974
Prepayments and other receivables	$ 1,083,418	$ 684,161	$ 231,974